Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Deferred Tax Assets, Net of Valuation Allowance [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	$ 10,663	$ 3,085
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Deferred Rent	3,349	2,202
Deferred Tax Asset, Interest Carryforward	7,269	420
Deferred Tax Assets, Operating Loss Carryforwards	27,557	6,336
Deferred Tax Assets, Tax Credit Carryforwards	5,413	4,273
Deferred Tax Assets, Net of Valuation Allowance, Total	54,251	16,316
Deferred Tax Liabilities, Gross [Abstract]
Deferred Tax Liabilities, Commissions Receivable	(155,297)	(96,064)
Deferred Tax Liabilities, Intangible Assets	(4,798)	(1,504)
Deferred Tax Liabilities, Gross	(160,095)	(97,568)
Deferred Tax Liabilities, Net	$ (105,844)	$ (81,252)